Basis of Accounting	12 Months Ended
Jun. 30, 2021
Basis Of Accounting [Abstract]
Basis of Accounting

Note 2. Basis of Accounting

These financial statements are general purpose financial statements which have been prepared in accordance with International Financial Reporting Standards (“or IFRS”) as issued by the International Accounting Standards Board (the “IASB”).

The financial statements comprise the consolidated financial statements of the Group. For the purposes of preparing the consolidated financial statements, the Company is a for‑profit entity.

The financial statements were authorized for issue by the directors on October 28, 2021.